Related party transactions (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Vested from share-based compensation	6.4
Shares granted	$ 0.1	$ 0.1
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0.1	$ 0.1